Note 11 - Senior Secured Convertible Debenture (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Convertible Debt [Table Text Block]
	December 31, 2018	December 31, 2017
Principal balance outstanding	$-	$2,160,000
Less:
Debt discount – beneficial conversion feature	-	(657,564)
Debt discount – original issue discount	-	(179,304)
Debt discount – financing costs	-	(6,250)
Principal balance outstanding, net	-	1,316,882
Less current portion	-	1,316,882
Long term portion	-	-